Goodwill and Intangible Assets - Narrative (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Development costs qualified for capitalization	$ 0
Bottom of range | Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	1 year
Bottom of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	1 year
Bottom of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	1 year
Top of range | Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	10 years
Top of range | Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	5 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Remaining amortization period of intangible assets material to entity (in years)	7 years